Share based compensation reserve - Director and Senior Management Share Awards (Details)								1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 10, 2024 shares	Jan. 01, 2024 shares	Jul. 06, 2023 shares	Feb. 01, 2023 shares	Jan. 01, 2023 shares	Jul. 01, 2022	Jan. 01, 2022 shares	Jan. 31, 2021 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Dec. 31, 2023 shares
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	36,738		35,082			29,676
Awards vested and issued in period (in shares)	(35,082)		(29,676)						(23,118)		(18,450)
Liabilities from share-based payment transactions (in shares)	11,964		11,226
New awards granted in the period (in shares)	36,738		35,082			29,676
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		2,503,002			2,699,157				2,503,002	2,699,157	2,699,157
New awards granted in the period (in shares)									1,427,492	87,000
Forfeitures in the period (in shares)									(210,843)	(266,188)
Number of other equity instruments expired in share-based payment arrangement									129,048	171,579
Awards vested and issued in period (in shares)									(476,552)	(761,544)
Number of other equity instruments outstanding (in shares) at end of period									3,114,051	1,586,846	2,503,002
New awards granted in the period (in shares)									1,427,492	87,000
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)					(152,695)
Liabilities from share-based payment transactions (in shares)					73,120
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)								820,202
New awards granted in the period (in shares)								820,202
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)							1,140,518
New awards granted in the period (in shares)							1,140,518
Restricted shares | Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)				(414,859)
Liabilities from share-based payment transactions (in shares)				192,079
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)		252,991			87,000
New awards granted in the period (in shares)		252,991			87,000
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					193,990					193,990	193,990
New awards granted in the period (in shares)										0
Forfeitures in the period (in shares)										0
Number of other equity instruments expired in share-based payment arrangement										0
Awards vested and issued in period (in shares)									(476,552)	(193,990)
Number of other equity instruments outstanding (in shares) at end of period										0
New awards granted in the period (in shares)										0
Restricted shares | January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					152,695					152,695	152,695
New awards granted in the period (in shares)										0
Forfeitures in the period (in shares)										0
Number of other equity instruments expired in share-based payment arrangement										0
Awards vested and issued in period (in shares)									0	(152,695)
Number of other equity instruments outstanding (in shares) at end of period										0
New awards granted in the period (in shares)										0
Restricted shares | January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					598,173					598,173	598,173
New awards granted in the period (in shares)										0
Forfeitures in the period (in shares)										(11,735)
Number of other equity instruments expired in share-based payment arrangement										171,579
Awards vested and issued in period (in shares)									0	(414,859)
Number of other equity instruments outstanding (in shares) at end of period										0
New awards granted in the period (in shares)										0
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		605,600			683,549				605,600	683,549	683,549
New awards granted in the period (in shares)									0	0
Forfeitures in the period (in shares)									0	(68,677)
Number of other equity instruments expired in share-based payment arrangement									129,048	0
Awards vested and issued in period (in shares)									0	0
Number of other equity instruments outstanding (in shares) at end of period									0	614,872	605,600
New awards granted in the period (in shares)									0	0
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		730,594			894,750				730,594	894,750	894,750
New awards granted in the period (in shares)									0	0
Forfeitures in the period (in shares)									(12,546)	(120,776)
Number of other equity instruments expired in share-based payment arrangement									0	0
Awards vested and issued in period (in shares)										0
Number of other equity instruments outstanding (in shares) at end of period									718,048	773,974	730,594
New awards granted in the period (in shares)									0	0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		163,000			176,000				163,000	176,000	176,000
New awards granted in the period (in shares)									252,991	87,000
Forfeitures in the period (in shares)									(14,000)	(65,000)
Number of other equity instruments expired in share-based payment arrangement									0	0
Awards vested and issued in period (in shares)									0	0
Number of other equity instruments outstanding (in shares) at end of period									401,991	198,000	163,000
New awards granted in the period (in shares)									252,991	87,000
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		1,003,808							1,003,808
New awards granted in the period (in shares)									0
Forfeitures in the period (in shares)									(74,821)
Number of other equity instruments expired in share-based payment arrangement									0
Number of other equity instruments outstanding (in shares) at end of period									928,987		1,003,808
New awards granted in the period (in shares)									0
Restricted shares | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		0							0
New awards granted in the period (in shares)									1,174,501
Forfeitures in the period (in shares)									(109,476)
Number of other equity instruments expired in share-based payment arrangement									0
Number of other equity instruments outstanding (in shares) at end of period									1,065,025		0
New awards granted in the period (in shares)									1,174,501